Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 24.88
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 7,500,000	$ 6,000,000	$ 3,700,000
Compensation expense charged to operations related to stock-based compensation	16,199,000.000	14,411,000.000	9,706,000.000
Income tax benefit for stock-based compensation arrangements	4,700,000	5,100,000	3,500,000
Shares available for issuance	3,234,230
Options outstanding (in shares)	694,881	859,945
Document Fiscal Year Focus	2014
2010 Employee Stock Purchase Plan (ESPP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	3,500,000
Compensation expense charged to operations related to stock-based compensation	1,756,000	1,195,000	755,000
Weighted-average grant-date fair value of options granted	$ 8.35	$ 7.16	$ 3.53
Employee stock purchase plan (in shares)	207,805	203,200	154,934
Award with service conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	705,373	972,364
Share-based awards, grants in period	216,290
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(436,251)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(47,030)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested and Expected to Vest	609,656
Awards with performance and service conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	381,188	394,874
Share-based awards, grants in period	234,846
Share-based Compensation Arrangement by Share-basd Payment Award, Equity Instruments Other than Options, Market Value Share Count Adjustment for Liability Awards	(12,826)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(230,837)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(4,869)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested and Expected to Vest	355,782
Liability Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense charged to operations related to stock-based compensation	500,000	1,000,000	1,700,000
Shares vested	(50,000)
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	1,453,000	2,500,000	2,000,000	1,852,000
Liability Awards Granted	500,000	1,000,000	1,694,000
Liability Awards Settled During Period	(1,497,000)	(500,000)	(1,546,000)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards expense, service period	1 year 4 months 24 days
Weighted-average grant-date fair value of options granted			$ 10.34
Total intrinsic value of options exercised	3,900,000	7,600,000	9,700,000
Unrecognized compensation expense	400,000
Restricted Stock Units and Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,086,561	1,367,238
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 18.90
Share-based awards, grants in period	451,136
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 18.44
Shares surrendered by the employees to the Company for payment of minimum tax withholding obligations	202,284
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 33.66	$ 26.17	$ 16.01
Share-based awards expense, service period	1 year 7 months 6 days
Total intrinsic value of options exercised	21,300,000	15,000,000	13,700,000
Unrecognized compensation expense	14,900,000
Share-based Compensation Arrangement by Share-basd Payment Award, Equity Instruments Other than Options, Market Value Share Count Adjustment for Liability Awards	(12,826)
ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentOtherThanOptionsMarketValueShareCountAdjustmentWeightedAverageGrantDateFairValue	$ 33.19
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(667,088)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(51,899)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures	24.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested and Expected to Vest	965,438
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Unvested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 25.21
Director [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	0
Physician Segment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense charged to operations related to stock-based compensation	600,000	900,000	600,000
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense charged to operations related to stock-based compensation	$ 15,600,000	$ 13,500,000	$ 9,100,000